5. Trade Receivables and Reseller Financing	12 Months Ended
Dec. 31, 2017
Trade Receivables And Reseller Financing
Trade Receivables and Reseller Financing

The composition of trade receivables and reseller financing is as follows:

	2017	2016

Domestic customers	4,057,752	3,315,783
Reseller financing – Ipiranga (i)	675,236	466,277
Foreign customers	229,701	180,679
(-) Allowance for doubtful accounts	(295,580)	(233,332)

Total	4,667,109	3,729,407

Current	4,337,118	3,502,322
Non-current	329,991	227,085

(i) Reseller financing is provided for renovation and upgrading of service stations, purchase of products, and development of the automotive fuels and lubricants distribution market.

The breakdown of trade receivables, gross of allowance for doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days

2017	4,962,689	4,102,549	200,939	46,491	48,197	87,812	476,701

2016	3,962,739	3,326,934	167,790	44,152	23,738	60,150	339,975

Movements in the allowance for doubtful accounts are as follows:

Balance on 12/31/2014	178,444
Additions	44,380
Write-offs	(22,008)
Balance on 12/31/2015	200,816
Additions	48,402
Write-offs	(15,886)
Balance on 12/31/2016	233,332
Opening balance CBL S.A. (see Note 3.c)	6,733
Additions	66,427
Write-offs	(10,912)
Balance on 12/31/2017	295,580

For further information about allowance for doubtful accounts see Note 31 – Customer credit risk.